LEASES (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

2021	$152,163
2022	302,781
2023	25,990
$480,934

Schedule of operating right-of-use assets

Three Months Ended June 30, 2021
Cash paid for operating lease liabilities	$185,329
Weighted-average remaining lease term	2.0
Weighted-average discount rate	10%
Minimum future lease payments	$546,544

Schedule of amortization of lease liabilities

2021	$182,307
2022	$335,659
2023	$28,588